Label	Element	Value
Six Circles Ultra Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Six Circles® Ultra Short Duration Fund Ticker: CUSDX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate current income consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/30/2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 121.23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.23%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” are based on actual expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 04/30/2022 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES,YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES,YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund mainly invests in U.S. dollar and
non-U.S.
dollar denominated investment grade short-term fixed and floating rate debt securities. While the Fund may invest in securities with various maturities, under normal market conditions, the Fund will seek to maintain an average effective portfolio duration of one year or less. Average effective portfolio duration could at times be higher, though it will not under normal market conditions exceed two years.
As part of its principal investment strategy, the Fund may invest in debt securities of corporate issuers, obligations of governments, government agencies or instrumentalities, including U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, municipal securities, securities issued or guaranteed by supranational organizations and securities issued or guaranteed by foreign governments. The Fund may also invest in money market instruments such as certain instruments described above, as well as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The instruments in which the Fund invests may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities (residential and commercial) (and which may include “to be announced” (“TBA”) transactions), zero-coupon
securities, convertible securities, inflation-indexed bonds, repurchase agreements, privately-issued (Rule 144A) securities, structured notes, collateralized loan obligations, loan participations, loan assignments and other securities and instruments bearing fixed or variable interest rates. The Fund may also invest in foreign securities, including emerging market securities, that are U.S. dollar denominated or
non-U.S.
dollar denominated, and the Fund may seek to hedge such securities’ currency exposure to the U.S. dollar. The Fund may also invest in other investment companies, such as open-end,
closed-end
and exchange-traded funds.
Most of the Fund’s investments will be investment grade at the time of investment, although up to 10% of the Fund’s total assets may be invested in below investment grade securities (determined at the time of investment) as described below. The Fund’s investment grade investments will at the time of investment: (i) carry a short-term rating of
P-2,
A-2
or F2 or higher by any of Moody’s Investors Service Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”), respectively, or the equivalent by another nationally recognized statistical rating organization (“NRSRO”); (ii) carry a long-term rating of Baa3, BBB– or BBB– or higher by any of Moody’s, S&P and Fitch, respectively, or the equivalent by another NRSRO; or (iii) if such investments are unrated, be deemed by a
Sub-Adviser
(as defined below) to be of comparable quality at the time of investment. The Fund may invest up to 10% of its total assets in securities that are rated below investment grade (commonly known as “high yield securities” or “junk bonds”), or are unrated securities that a
Sub-Adviser
determines are of comparable quality. These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.
The Fund is classified as a
“non-diversified”
fund under the Investment Company Act of 1940, as amended. A non-diversified
fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Due to the nature of the investments in which the Fund is seeking to invest, a significant portion of the issuers of the investments in the Fund’s portfolio may be in the financial services sector.
The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price and to limit investment risk. In addition, shareholders are not eligible for certain simplified methods for calculating gains and losses afforded to money market mutual fund shareholders.

WHAT IS DURATION?
Duration is a measure of a debt security’s price sensitivity to a given change in interest rates; effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment
rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due. Investors should be aware that effective duration is not an exact measurement and may not predict a particular security’s sensitivity to changes in interest rates.

The Fund has flexibility to invest in derivatives and may use such instruments as substitutes for securities and other instruments in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. The Fund may use futures, options, swaps, and forward contracts, as well as repurchase agreements and reverse repurchase agreements, in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.
The Fund will likely engage in active and frequent trading. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.
J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolio by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers
retained by the Adviser (each, a
“Sub-Adviser”).
The Adviser will periodically review and determine the allocations among investment strategies and may make changes to these allocations when it believes it is beneficial to the Fund. As such, the Adviser may, in its discretion, add to, delete from or modify the categories of investment strategies employed by the Fund at any time. In making allocations among investment strategies and/or in changing the categories of investment strategies employed by the Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs.
Each
Sub-Adviser
may use both its own proprietary and external research and securities selection process to manage its allocated portion of the Fund’s assets. The Adviser is responsible for determining the amount of Fund assets allocated to each
Sub-Adviser.
The Adviser currently engages
the following
Sub-Advisers:
BlackRock Investment Management, LLC (“BlackRock”), Goldman Sachs Asset Management, L.P. (“Goldman”) and Pacific Investment Management Company LLC (“PIMCO”). The Adviser may adjust allocations to the
Sub-Advisers
at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a
Sub-Adviser.
As such, the identity of the Fund’s
Sub-Advisers,
the investment strategies they pursue and the portion of the Fund allocated to them, may change over time. Each
Sub-Adviser
is responsible for deciding which securities to purchase and sell for its respective portion of the Fund and for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct
Sub-Advisers
as needed on certain Fund transactions and manage a portion of the Fund’s portfolio directly, including without limitation, for portfolio hedging, to temporarily adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a
Sub-Adviser’s
resignation or removal. Below is a summary of each current
Sub-Adviser’s
investment approach.
BlackRock
With respect to its allocated portion of the Fund, BlackRock primarily invests in fixed and floating-rate securities of varying maturities, such as corporate and government bonds, agency securities, instruments of U.S. and
non-U.S.
issuers, including emerging market securities, privately-issued securities, securitized products, including asset-backed and mortgage-backed securities (residential and commercial), structured securities, money market instruments, repurchase agreements and securities issued by investment companies. BlackRock may use derivatives such as options, futures or swap agreements to gain exposure to any or all of the foregoing types of investments. BlackRock will actively manage its portfolio and does not seek to replicate the performance of a specified index. The portfolio may have a higher portfolio turnover than portfolios that seek to replicate the performance of a specified index.
BlackRock’s portfolio management team invests across a range of assets while using a disciplined credit research process to analyze an underlying issuer’s creditworthiness and valuation. The strategy seeks to generate current income consistent with capital preservation by primarily investing in short-term, investment grade bonds.
Goldman
With respect to its allocated portion of the Fund, Goldman primarily invests, under normal circumstances, in money market instruments, including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities, obligations of banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.
Goldman may also invest in U.S. dollar or
non-U.S.
dollar denominated obligations of foreign banks, foreign companies and foreign governments, as well as certificates of deposit and fixed and floating rate asset-backed securities.
Goldman’s approach is to actively manage the portfolio while seeking to manage risk, maintain stability of principal and provide daily liquidity. Goldman strives to add value by actively managing the security and sector exposures of its portfolio, as well as the duration and term structure of the assets in the portfolio, among other things.
As of the date of this prospectus, due to current market conditions, the Adviser has reduced the portion of the Fund allocated to Goldman to zero.
PIMCO
With respect to its allocated portion of the Fund, PIMCO invests, under normal circumstances, mainly in a portfolio of bonds, debt securities, securitized products and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities with varying maturities, which may be represented by forwards or derivatives such as options, futures or swap agreements.
PIMCO’s strategy focuses on active management of high-quality, fixed income and cash equivalent securities to seek to preserve principal and maintain liquidity. Multiple sources of value are used to seek to generate consistent returns, which include both top-down
and
bottom-up
strategies. Considerations of term, credit, volatility and liquidity are combined with multiple concurrent strategies to build the portfolio and potentially generate value.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to management risk and may not achieve its objective if the Adviser’s and/or
Sub-Adviser’s
expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund is not designed to be a complete investment program. It is intended to be part of a broader investment program administered by the Adviser or its affiliates. The performance and objectives of the Fund should be evaluated only in the context of your complete investment program. The Fund is managed to take into account the investment goals of the broader investment program and therefore changes in value of the Fund may be particularly pronounced and the Fund may underperform a similar fund managed without consideration of the broader investment program. The Fund is NOT designed to be used as a stand-alone investment.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics.
For example, the outbreak of
COVID-19,
a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing
political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the
COVID-19
pandemic, or other future epidemics or pandemics, is currently unknown.
Interest Rate Risk.
The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund’s yield also may be low or the Fund may be unable to maintain positive returns.
Credit Risk
. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, their credit quality may deteriorate. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (
i.e.
, the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Income Risk.
The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. The Fund’s income may decline because the Fund invests in lower yielding bonds, as bonds in its portfolio mature, are near maturity or are called, or when the Fund needs to purchase additional bonds.
Non-Diversified
Fund Risk.
Since the Fund is
non-diversified,
it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.
Liquidity Risk.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s net asset value (“NAV”) per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
Currency Risk
. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Mortgage-Related and Other Asset-Backed Securities Risk.
Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, collateralized loan obligations and collateralized debt obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (
i.e.
, premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk, which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.
Mortgage-related and other asset backed securities may be issued by private issuers or issued, or guaranteed, by government or government-sponsored entities. The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. There is no government or government-sponsored entity guarantee for such privately issued investments and thus the Fund faces an increased risk of loss with respect to such privately issued investments.
Debt Securities and Other Callable Securities Risk.
As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (
i.e.
, premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.
Government Securities Risk.
The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Derivatives Risk
. Derivatives, including futures, options, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Counterparty Risk.
The Fund may have exposure to the credit risk of counterparties with which it deals in connection with the investment of its assets, whether engaged in exchange-traded or off-exchange
transactions or through brokers, dealers, custodians and exchanges through which it engages. In addition, many protections afforded to cleared transactions, such as the security afforded by transacting through a clearinghouse, might not be available in connection with over-the-counter
(“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the account will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and will sustain losses.
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Sovereign Obligations Risk.
The Fund may invest in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty in the country at issue, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. These securities are also subject to
Foreign Securities and Emerging Markets Risk
.
Foreign Securities and Emerging Markets Risk
. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
High Yield Securities Risk
. The Fund may invest in securities that are issued by issuers that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.
Zero-Coupon Bond Risk.
The market value of a
zero-coupon
bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.
Restricted and Privately-Placed Securities Risk.
Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and
non-U.S.
issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses.
Repurchase Agreement Risk.
Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.
Floating and Variable Rate Securities Risk.
Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities may also lose value.
Exchange-Traded Fund (
“
ETF
”
) and Investment Company Risk.
The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end
fund designed to track an index may not track the index and may result in a loss. In addition, closed-end
funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end
funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.
Structured Notes Risk
. Structured notes are subject to interest rate risk and credit risk. The price of structured notes may be very volatile, and such notes may have a limited trading market, making it difficult to value them or sell them at an acceptable price. The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference instrument increases, depending upon the terms of the instrument. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity.
To-Be-Announced
(“TBA”) Transactions Risk.
TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty does not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.
Industry and Sector Focus Risk
. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Financial Services Sector Risk
. The Fund may invest a significant portion of its assets in the financial services sector at various times. As a result, developments affecting the financial services sector may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services sector. The profitability of banks and other financial services firms depends largely on the availability and cost of funds, which can change depending on economic conditions.
Geographic Focus Risk
. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a less geographically focused fund.
Municipal Obligations Risk.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For example, the current
COVID-19
pandemic has significantly stressed the financial resources of many municipalities, which may impair their ability to meet their financial obligations and harm the value of the Fund’s investments. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.
Collateralized Loan Obligations Risk.
Collateralized loan obligations (“CLOs”) are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. For example, a liquidity crisis in the credit markets could cause substantial fluctuations in prices for leveraged loans and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.
High Portfolio Turnover Risk.
The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
LIBOR Discontinuance or Unavailability Risk.
The London Interbank Offering Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the
1-week
and
2-month
U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and
12-month
U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the
1-month,
3-month
and
6-month
U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published, and we recommend that you consult your advisors to stay informed of any such developments. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades.
Non-Money
Market Fund Risk
. The Fund is not a money market fund. Therefore, the Fund does not attempt to maintain a stable net asset value and is not subject to the rules that govern the diversity, quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. Unlike certain money market funds, the Fund’s net asset value per share will fluctuate. In addition, shareholders are not eligible for certain simplified methods for calculating gains and losses afforded to money market mutual fund shareholders.
Management Risk.
The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. Each
Sub-Adviser
and its portfolio managers will utilize a proprietary investment process, techniques and risk analyses in making investment decisions for its allocated portion of the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory or tax developments may affect the investment techniques available to the
Sub-Advisers
in connection with managing their respective allocated portions of the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Multi-Manager Risk
. The Fund’s performance depends on the skill of the Adviser in selecting, overseeing, and allocating Fund assets to the
Sub-Advisers.
The
Sub-Advisers’
investment styles may not always be complementary. The
Sub-Advisers
operate independently (
e.g.,
make investment decisions independently of one another), and may make decisions that conflict with each other. For example, it is possible that a
Sub-Adviser
may purchase a security for the Fund at the same time that another
Sub-Adviser
sells the same security, resulting in higher transaction costs without accomplishing any net investment result; or that several
Sub-Advisers
purchase the same security at the same time, without aggregating their transactions, resulting in higher transaction costs. The Fund’s
Sub-Advisers
may underperform the market generally, underperform other investment managers that could have been selected for the Fund and/or underperform private investment funds with similar strategies managed by the
Sub-Advisers.
Subject to the overall supervision of the Fund’s investment program by the Fund’s Adviser, each
Sub-Adviser
is responsible, with respect to the portion of the Fund’s assets it manages, for compliance with the Fund’s investment strategies and applicable law.
Convertible Securities and Contingent Convertible Securities Risk.
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities may be lower-rated securities subject to greater levels of credit risk.
Bank Loan Risk.
The market for bank loans may not be highly l
iqui
d and the Fund may have difficulty selling them. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by borrowers with loan terms nor any set-off
rights, and the Fund may not benefit directly from any posted collateral. As a result, the Fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make add itio
nal investments or meet redemptions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from year to year for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Bloomberg Barclays
1-3
Month U.S. Treasury Bill Index (net of foreign withholding taxes). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available by visiting www.sixcirclesfunds.com or by calling
1-212-464-2070.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund has varied from year to year for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-212-464-2070
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sixcirclesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2020	1.96%

Worst Quarter	1st quarter, 2020	(0.73)%
		The Fund’s year-to-date return through 3/31/21 was 0.16%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevantto investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on the investor’s tax situation and may differ from those shown, and the after-tax
returns shown are not relevantto investors who hold their shares through tax-deferred
		arrangements such as 401(k) plans or individual retirement accounts.
Six Circles Ultra Short Duration Fund | Six Circles Ultra Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.17%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 17
3 Years	rr_ExpenseExampleYear03	85
5 Years	rr_ExpenseExampleYear05	160
10 Years	rr_ExpenseExampleYear10	379
1 Year	rr_ExpenseExampleNoRedemptionYear01	17
3 Years	rr_ExpenseExampleNoRedemptionYear03	85
5 Years	rr_ExpenseExampleNoRedemptionYear05	160
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 379
2019	rr_AnnualReturn2019	2.95%
2020	rr_AnnualReturn2020	2.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.73%)
Past 1 Year	rr_AverageAnnualReturnYear01	2.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2018
Six Circles Ultra Short Duration Fund | Return After Taxes on Distributions | Six Circles Ultra Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2018
Six Circles Ultra Short Duration Fund | Return After Taxes on Distributions and Sale of Fund Shares | Six Circles Ultra Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.21%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2018
Six Circles Ultra Short Duration Fund | BLOOMBERG BARCLAYS 1-3 MONTH U.S. TREASURY BILL INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.51%

[1]	Additionally, the Fund’s adviser has contractually agreed through at least 04/30/2022 to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.40% of the average daily net assets of the Fund (the “Expense Cap”). An expense reimbursement by the Fund’s adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through 04/30/2022, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[2]	The Fund’s adviser, J.P. Morgan Private Investments Inc. (“JPMPI”) and/or its affiliates have contractually agreed through at least 04/30/2022 to waive any management fees that exceed the aggregate management fees the adviser is contractually required to pay the Fund’s sub-advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. JPMPI may terminate the waiver, under its terms, effective upon the end of the then-current term, by providing at least ninety (90) days prior written notice to the Six Circles Trust. The waiver may not otherwise be terminated by JPMPI without the consent of the Board of Trustees of the Six Circles Trust, which consent will not be unreasonably withheld. Such waivers are not subject to reimbursement by the Fund.
[3]	“Other Expenses” are based on actual expenses incurred in the most recent fiscal year.